Exploration and Evaluation Assets (Details Narrative) - CAD ($)			1 Months Ended	12 Months Ended
	Mar. 10, 2023	Sep. 12, 2022	Jul. 27, 2022	Feb. 29, 2024	Feb. 28, 2023	Jun. 17, 2022
IfrsStatementLineItems [Line Items]
Cash consideration				$ 1,491,000
Number of shares issued				1,869,375	3,322,000
Exercise, per share				$ 0.80	$ 0.40
Royalty relating to property				$ 50,000
Lacal Orignal Flagship Area [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued				700,000
Exercise, per share				$ 0.02
Paid in capital					$ 89,709
Lacal Orignal Flagship Area [Member] | Purchased Agreements [Member]
IfrsStatementLineItems [Line Items]
Description of agreement purchase	the Company added to its Begin-Lamarche area and acquired 13 mineral claims in this area for a total consideration of $22,825 through the issuance of 27,173 common shares. The fair value of the consideration has been determined based on the fair value of the common shares on the date of issuance.	the Company entered into an agreement to purchase 7 mining claims in this region of the Province of Quebec for total consideration of $21,000 comprised of $7,000 settled by issuing 28,000 shares at $0.25 per share and $ 14,000 in cash.	the Company purchased 24 mining claims in this region of the Province of Quebec for a total consideration of $222,500 which comprised of $12,500 settled by issuing 50,000 shares at $0.25 per share and $210,000 in cash. Further, the Company has paid $nil in cash for claim staking in the year ended February 29, 2024 (February 28, 2023 - $41,700).
Lacal Orignal Flagship Area [Member] | Two Mineral Claims [Member]
IfrsStatementLineItems [Line Items]
Cash acquisition of mineral claims				$ 15,000
Lacal Orignal Flagship Area [Member] | Eleven Mineral Claims [Member]
IfrsStatementLineItems [Line Items]
Cash acquisition of mineral claims				$ 90,000
Lacal Orignal Flagship Area [Member] | Common Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued						6,000,000
Exercise, per share						$ 0.25
Begin Lamarche Area [Member]
IfrsStatementLineItems [Line Items]
Paid in capital					$ 59,325
Begin Lamarche Area [Member] | Purchased Agreements [Member]
IfrsStatementLineItems [Line Items]
Description of agreement purchase		the Company purchased 23 mining claims in this region of the Province of Quebec for total consideration of $50,000 which comprised of $40,000 settled by issuing 160,000 common shares at $0.25 per share and $10,000 in cash.